Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	23,563,040
Common stock, shares issued	22,646,015	22,646,015
Common stock, shares outstanding	18,051,592	18,051,592